UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2007
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	August 3, 2007



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 50

Form 13F Information Table Value Total : $148,215

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1874    35000 SH       SOLE                    35000
Activision, Inc.               COM              004930202     4570   244800 SH       SOLE                   244800
Adobe Systems Inc              COM              00724F101      201     5000 SH       SOLE                     5000
Advent Software                COM              007974108     6805   209070 SH       SOLE                   209070
Alexza Pharmaceuticals         COM              015384100      514    62100 SH       SOLE                    62100
Aruba Networks Inc             COM              043176106      301    15000 SH       SOLE                    15000
Automatic Data Processing, Inc COM              053015103      335     6911 SH       SOLE                     6911
BEA SYS INC COM                COM              073325102     5708   416976 SH       SOLE                   416976
BP Amoco PLC                   COM              055622104     1375    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1642       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     2058      571 SH       SOLE                      571
Cisco Systems                  COM              17275R102      700    25150 SH       SOLE                    25150
Cnet Networks, Inc             COM              12613R104     5079   620198 SH       SOLE                   620198
Data Domain, Inc.              COM              23767P109     2553   111000 SH       SOLE                   111000
Dolby Laboratories, Inc.       COM              25659T107     6841   193195 SH       SOLE                   193195
EMC Corporation                COM              268648102     1224    67619 SH       SOLE                    67619
Ebay                           COM              278642103      322    10000 SH       SOLE                    10000
Echelon Corporation            COM              27874N105     3578   228925 SH       SOLE                   228925
Electronic Arts                COM              285512109     7589   160371 SH       SOLE                   160371
Exelixis, Inc.                 COM              30161Q104     1413   116790 SH       SOLE                   116790
FormFactor, Inc.               COM              346375108     7416   193637 SH       SOLE                   193637
Gameloft                       COM              5984273FR     3026   370602 SH       SOLE                   370602
General Electric               COM              369604103     2144    56016 SH       SOLE                    56016
General Mills                  COM              370334104      779    13336 SH       SOLE                    13336
Glu Mobile, Inc.               COM              379890106     2953   212450 SH       SOLE                   212450
Halliburton Co.                COM              406216101      690    20000 SH       SOLE                    20000
IBM                            COM              459200101     2328    22116 SH       SOLE                    22116
InnerWorkings, Inc.            COM              45773Y105     4447   277562 SH       SOLE                   277562
Intel Corp.                    COM              458140100     1187    50000 SH       SOLE                    50000
Intuit, Inc.                   COM              461202103     7805   259464 SH       SOLE                   259464
Johnson & Johnson              COM              478160104      994    16128 SH       SOLE                    16128
Linear Technology              COM              535678106     9023   249394 SH       SOLE                   249394
Marvell Technology             COM              G5876H105     2574   141350 SH       SOLE                   141350
Maxim Intgrtd. Prod.           COM              57772K101     7408   221740 SH       SOLE                   221740
Minnesota Mining               COM              604059105      347     4000 SH       SOLE                     4000
Nektar Therapeutics            COM              640268108     2655   279750 SH       SOLE                   279750
Omniture, Inc.                 COM              68212S109     2907   126850 SH       SOLE                   126850
PMC-Sierra, Inc.               COM              69344F106     3032   392225 SH       SOLE                   392225
Pfizer, Inc.                   COM              717081103     1278    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2469    85272 SH       SOLE                    85272
Royal Dutch Shell PLC          COM              780259206      325     4000 SH       SOLE                     4000
Salesforce.com Inc.            COM              79466L302     4233    98770 SH       SOLE                    98770
Schering-Plough                COM              806605101     1218    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108     1359    16000 SH       SOLE                    16000
Target CP                      COM              239753106      963    15140 SH       SOLE                    15140
Tele Atlas                     COM              NL0000233      908    42300 SH       SOLE                    42300
Tesco Corporation              COM              88157K101     4845   153600 SH       SOLE                   153600
Vertex Pharmaceuticals         COM              92532F100     1930    67570 SH       SOLE                    67570
Yahoo, Inc                     COM              984332106     6094   224631 SH       SOLE                   224631
eHealth, Inc.                  COM              28238P109     6194   324482 SH       SOLE                   324482